Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00286	$ 0.00286
Common stock, shares authorised	34,973,575	34,973,575
Common stock, shares issued	12,105,496	5,912,223
Common stock, shares outstanding	12,105,496	5,912,223